Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value
Note 3 – Fair Value
Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2:	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability.
We classify assets in their entirety based on the lowest level of input that is significant to the fair value measurement.
The carrying amounts and the estimated fair values of our financial instruments and certain of our nonfinancial assets measured at fair value on a recurring or non-recurring basis or disclosed, but not carried, at fair value are as follows at the dates indicated:

		September 30, 2015		December 31, 2014
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for sale:
Loans held for sale, at fair value (a)	2	$235,909	$235,909	$401,120	$401,120
Loans held for sale, at lower of cost or fair value (b)	3	291,063	291,063	87,492	87,492
Total Loans held for sale		$526,972	$526,972	$488,612	$488,612
Loans held for investment - Reverse mortgages, at fair value (a)	3	$2,319,515	$2,319,515	$1,550,141	$1,550,141
Advances and match funded advances (c)	3	2,472,996	2,472,996	3,303,356	3,303,356
Receivables, net (c)	3	361,572	361,572	270,596	270,596
Mortgage-backed securities, at fair value (a)	3	8,541	8,541	7,335	7,335

Financial liabilities:
Match funded liabilities (c)	3	$1,589,846	$1,589,901	$2,090,247	$2,090,247
Financing liabilities:
HMBS-related borrowings, at fair value (a)	3	$2,229,604	$2,229,604	$1,444,252	$1,444,252
Financing liability - MSRs pledged (a)	3	560,059	560,059	614,441	614,441
Other (c)	3	163,855	144,725	199,948	189,648
Total Financing liabilities		$2,953,518	$2,934,388	$2,258,641	$2,248,341
Other secured borrowings:
Senior secured term loan (c)	2	$702,918	$702,397	$1,273,219	$1,198,227
Other (c)	3	298,152	298,152	460,472	460,472
Total Other secured borrowings		$1,001,070	$1,000,549	$1,733,691	$1,658,699

Senior unsecured notes (c)	2	$350,000	$321,563	$350,000	$321,563

Derivative financial instruments assets (liabilities) (a):
Interest Rate Lock Commitments (IRLCs)	2	$10,010	$10,010	$6,065	$6,065
Forward MBS trades	1	(3,438)	(3,438)	(2,854)	(2,854)
Interest rate caps	3	1,501	1,501	567	567

MSRs:
MSRs, at fair value (a)	3	$787,344	$787,344	$93,901	$93,901
MSRs, at amortized cost (c) (d)	3	365,951	404,533	1,820,091	2,237,703
Total MSRs		$1,153,295	$1,191,877	$1,913,992	$2,331,604

(a)	Measured at fair value on a recurring basis.

(b)	Measured at fair value on a non-recurring basis.

(c)	Disclosed, but not carried, at fair value.

(d)
The balance at September 30, 2015 includes our impaired government-insured stratum of amortization method MSRs, which is measured at fair value on a non-recurring basis. The carrying value of this stratum at September 30, 2015 was $144.2 million, net of a valuation allowance of $25.1 million.

The following tables present a reconciliation of the changes in fair value of Level 3 assets and liabilities that we measure at fair value on a recurring basis for the three and nine months ended September 30, 2015 and 2014.

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Three months ended September 30, 2015
Beginning balance	$2,097,192	$(1,987,998)	$8,157	$(581,219)	$155	$814,450	$350,737
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	2,084	—	2,084
Issuances	250,600	(271,068)	—	—	—	—	(20,468)
Sales	—	—	—	—	—	(2,329)	(2,329)
Settlements	(41,582)	43,725	—	21,160	—	—	23,303
	209,018	(227,343)	—	21,160	2,084	(2,329)	2,590
Total realized and unrealized gains and (losses):
Included in earnings	13,305	(14,263)	384	—	(738)	(24,777)	(26,089)
Included in Other comprehensive income	—	—	—	—	—	—	—
	13,305	(14,263)	384	—	(738)	(24,777)	(26,089)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$2,319,515	$(2,229,604)	$8,541	$(560,059)	$1,501	$787,344	$327,238

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Three months ended September 30, 2014
Beginning balance	$1,107,626	$(1,033,712)	$7,502	$(629,579)	$97	$104,220	$(443,846)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	—	—	—
Issuances	208,566	(190,452)	—	—	—	—	18,114
Sales	—	—	—	—		—	—
Settlements	(27,592)	12,690	—	10,724	—	(934)	(5,112)
	180,974	(177,762)	—	10,724	—	(934)	13,002
Total realized and unrealized gains and (losses):
Included in earnings	26,724	(24,620)	(124)	—	(6)	(1,338)	636
Included in Other comprehensive income	—	—	—	—	—	—	—
	26,724	(24,620)	(124)	—	(6)	(1,338)	636
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,315,324	$(1,236,094)	$7,378	$(618,855)	$91	$101,948	$(430,208)

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Nine months ended September 30, 2015
Beginning balance	$1,550,141	$(1,444,252)	$7,335	$(614,441)	$567	$93,901	$(406,749)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	—	2,201	—	2,201
Issuances	781,002	(803,924)	—	—	—	(1,139)	(24,061)
Transfer from MSRs carried at amortized cost	—	—	—	—	—	839,157	839,157
Sales	—	—	—	—	—	(71,318)	(71,318)
Settlements (1)	(105,505)	107,522	—	54,382	346	—	56,745
	675,497	(696,402)	—	54,382	2,547	766,700	802,724
Total realized and unrealized gains and (losses): (2)
Included in earnings	93,877	(88,950)	1,206	—	(1,613)	(73,257)	(68,737)
Included in Other comprehensive income (loss)	—	—	—	—	—	—	—
	93,877	(88,950)	1,206	—	(1,613)	(73,257)	(68,737)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending Balance	$2,319,515	$(2,229,604)	$8,541	$(560,059)	$1,501	$787,344	$327,238

	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Nine months ended September 30, 2014
Beginning balance	$618,018	$(615,576)	$—	$(633,804)	$442	$116,029	$(514,891)
Purchases, issuances, sales and settlements:
Purchases	—	—	7,677	—	23	—	7,700
Issuances	565,670	(572,031)	—	—	—	—	(6,361)
Transfer from loans held for sale, at fair value	110,874	—	—	—	—	—	110,874
Sales	—	—	—	—	—	—	—
Settlements	(56,193)	25,725	—	14,949	—	(934)	(16,453)
	620,351	(546,306)	7,677	14,949	23	(934)	95,760
Total realized and unrealized gains and (losses):
Included in earnings	76,955	(74,212)	(299)	—	(374)	(13,147)	(11,077)
Included in Other comprehensive income (loss)	—	—	—	—	—	—	—
	76,955	(74,212)	(299)	—	(374)	(13,147)	(11,077)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,315,324	$(1,236,094)	$7,378	$(618,855)	$91	$101,948	$(430,208)

(1)
In the event of a transfer to another party of servicing related to Rights to MSRs, we are required to reimburse New Residential Investment Corp. (NRZ) at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the nine months ended September 30, 2015 includes $2.2 million of such reimbursements.

(2)	Total losses attributable to derivative financial instruments still held at September 30, 2015 were $1.3 million for the nine months ended September 30, 2015.
The methodologies that we use and key assumptions that we make to estimate the fair value of financial instruments and other assets and liabilities measured at fair value on a recurring or non-recurring basis and those disclosed, but not carried, at fair value are described below.
Loans Held for Sale
We originate and purchase residential mortgage loans that we intend to sell to the GSEs. We also own residential mortgage loans that are not eligible to be sold to the GSEs due to delinquency or other factors. Residential forward and reverse mortgage loans that we intend to sell to the GSEs are carried at fair value as a result of a fair value election. Such loans are subject to changes in fair value due to fluctuations in interest rates from the closing date through the date of the sale of the loan into the secondary market. These loans are classified within Level 2 of the valuation hierarchy because the primary component of the price is obtained from observable values of mortgage forwards for loans of similar terms and characteristics. We have the ability to access this market, and it is the market into which conventional and government-insured mortgage loans are typically sold.
We repurchase certain loans from Ginnie Mae guaranteed securitizations in connection with loan modifications and loan resolution activity as part of our contractual obligations as the servicer of the loans. These loans are classified as loans held for sale at the lower of cost or fair value, in the case of modified loans, as we expect to redeliver (sell) the loans to new Ginnie Mae guaranteed securitizations. The fair value of these loans is estimated using published forward Ginnie Mae prices. Loans repurchased in connection with loan resolution activities are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables. Because these loans are insured or guaranteed by the FHA or VA, the fair value of these loans represents the net recovery value taking into consideration the insured or guaranteed claim.
For all other loans held for sale, which we report at the lower of cost or fair value, market illiquidity has reduced the availability of observable pricing data. When we enter into an agreement to sell a loan or pool of loans to an investor at a set price, we value the loan or loans at the commitment price. We base the fair value of uncommitted loans on the expected future cash flows discounted at a rate commensurate with the risk of the estimated cash flows.
Loans Held for Investment – Reverse Mortgages
We have elected to measure these loans at fair value. For transferred reverse mortgage loans that do not qualify as sales for accounting purposes, we base the fair value on the expected future cash flows discounted over the expected life of the loans at a rate commensurate with the risk of the estimated cash flows. Significant assumptions include expected prepayment and delinquency rates and cumulative loss curves. The discount rate assumption for these assets is primarily based on an assessment of current market yields on newly originated reverse mortgage loans, expected duration of the asset and current market interest rates.
The more significant assumptions used in the September 30, 2015 valuation include:

•	Life in years ranging from 6.33 to 10.22 (weighted average of 6.70);

•	Conditional repayment rate ranging from 4.85% to 53.75% (weighted average of 19.39%); and

•	Discount rate of 2.95%.
Significant increases or decreases in any of these assumptions in isolation could result in a significantly lower or higher fair value, respectively. The effects of changes in the assumptions used to value the loans held for investment are largely offset by the effects of changes in the assumptions used to value the HMBS-Related Borrowings that are associated with these loans.
Mortgage Servicing Rights
The significant components of the estimated future cash inflows for MSRs include servicing fees, late fees, float earnings and other ancillary fees. Significant cash outflows include the cost of servicing, the cost of financing servicing advances and compensating interest payments.
Third-party valuation experts generally utilize: (a) transactions involving instruments with similar collateral and risk profiles, adjusted as necessary based on specific characteristics of the asset or liability being valued; and/or (b) industry-standard modeling, such as a discounted cash flow model, in arriving at their estimate of fair value. The prices provided by the valuation experts reflect their observations and assumptions related to market activity, including risk premiums and liquidity adjustments. The models and related assumptions used by the valuation experts are owned and managed by them and, in many cases, the significant inputs used in the valuation techniques are not reasonably available to us. However, we have an internal understanding of the processes and assumptions used to develop the prices based on our ongoing due diligence, which includes regular discussions with the valuation experts. We believe that the procedures executed by the valuation experts, supported by our internal verification and analytical procedures, provide reasonable assurance that the prices used in our Unaudited Consolidated Financial Statements comply with the accounting guidance for fair value measurements and disclosures and reflect the assumptions that a market participant would use.
We evaluate the reasonableness of our third party experts’ assumptions using historical experience adjusted for prevailing market conditions. Assumptions used in the valuation of MSRs include:

•	Mortgage prepayment speeds	•	Interest rate used for computing the cost of financing servicing advances
•	Cost of servicing	•	Interest rate used for computing float earnings
•	Discount rate	•	Compensating interest expense
•	Delinquency rates	•	Collection rate of other ancillary fees
Amortized Cost MSRs
We estimate the fair value of MSRs carried at amortized cost using a process that involves either actual sale prices obtained or the use of third-party valuation experts, supported by commercially available discounted cash flow models and analysis of current market data. To provide greater price transparency to investors, we disclose actual Ocwen sale prices for orderly transactions where available in lieu of third-party valuations.
The more significant assumptions used in the September 30, 2015 valuation include:

Weighted average prepayment speed	12.67%
Weighted average delinquency rate	14.39%
Advance financing cost	5-year swap
Interest rate for computing float earnings	5-year swap
Weighted average discount rate	9.30%
Weighted average cost to service (in dollars)	$98

We perform an impairment analysis based on the difference between the carrying amount and fair value after grouping the underlying loans into the applicable strata. Our strata are defined as conventional and government-insured.
Fair Value MSRs
MSRs carried at fair value are classified within Level 3 of the valuation hierarchy. The fair value is equal to the mid-point of the range of prices provided by third-party valuation experts, without adjustment, except in the event we have a potential or completed Ocwen sale, including transactions where we have executed letters of intent, in which case the fair value of the MSRs is carried at the estimated sale price. Fair value reflects actual Ocwen sale prices for orderly transactions where available in lieu of independent third-party valuations. Our valuation process includes discussions of bid pricing with the third-party valuation experts and presumably are contemplated along with other market-based transactions in their model validation.
A change in the valuation inputs utilized by the valuation experts might result in a significantly higher or lower fair value measurement. Changes in market interest rates tend to impact the fair value for Agency MSRs via prepayment speeds by altering the borrower refinance incentive, and for Non-Agency MSRs via a market rate indexed cost of advance funding. Other key assumptions used in the valuation of these MSRs include delinquency rates and discount rates.
The primary assumptions used in the September 30, 2015 valuation include:

	Agency	Non Agency
Weighted average prepayment speed	10.80%	16.48%
Weighted average delinquency rate	1.10%	29.80%
Advance financing cost	5-year swap	1ML plus 3.5%
Interest rate for computing float earnings	5-year swap	1ML
Weighted average discount rate	9.00%	14.94%
Weighted average cost to service (in dollars)	$70	$336

Advances
We value advances at their net realizable value, which generally approximates fair value, because advances have no stated maturity, are generally realized within a relatively short period of time and do not bear interest.
Receivables
The carrying value of receivables generally approximates fair value because of the relatively short period of time between their origination and realization.
Mortgage-Backed Securities
Our subordinate and residual securities are not actively traded, and therefore, we estimate the fair value of these securities based on the present value of expected future cash flows from the underlying mortgage pools. We use our best estimate of the key assumptions we believe are used by market participants. We calibrate our internally developed discounted cash flow models for trading activity when appropriate to do so in light of market liquidity levels. Key inputs include expected prepayment rates, delinquency and cumulative loss curves and discount rates commensurate with the risks. Where possible, we use observable inputs in the valuation of our securities. However, the subordinate and residual securities in which we have invested trade infrequently and therefore have few or no observable inputs and little price transparency. Additionally, during periods of market dislocation, the observability of inputs is further reduced.
Discount rates for the subordinate and residual securities are determined based upon an assessment of prevailing market conditions and prices for similar assets. We project the delinquency, loss and prepayment assumptions based on a comparison to actual historical performance curves adjusted for prevailing market conditions.
Match Funded Liabilities
For match funded liabilities that bear interest at a rate that is adjusted regularly based on a market index, the carrying value approximates fair value. For match funded liabilities that bear interest at a fixed rate, we determine fair value by discounting the future principal and interest repayments at a market rate commensurate with the risk of the estimated cash flows. We estimate principal repayments of match funded liabilities during the amortization period based on our historical advance collection rates and taking into consideration any plans to refinance the notes.
Financing Liabilities
HMBS-Related Borrowings
We have elected to measure these borrowings at fair value. We recognize the proceeds from the transfer of reverse mortgages as a secured borrowing that we account for at fair value. These borrowings are not actively traded, and therefore, quoted market prices are not available. We determine fair value by discounting the future principal and interest repayments over the estimated life of the borrowing at a market rate commensurate with the risk of the estimated cash flows. Significant assumptions include prepayments, discount rate and borrower mortality rates for reverse mortgages. The discount rate assumption for these liabilities is based on an assessment of current market yields for newly issued HMBS, expected duration and current market interest rates.
The more significant assumptions used in the September 30, 2015 valuation include:

•	Life in years ranging from 4.85 to 10.22 (weighted average of 5.54);

•	Conditional repayment rate ranging from 4.85% to 53.75% (weighted average of 19.39%); and

•	Discount rate of 2.27%.
Significant increases or decreases in any of these assumptions in isolation would result in a significantly higher or lower fair value.
MSRs Pledged
We periodically sell the rights to receive servicing fees, excluding ancillary income, with respect to certain non-Agency MSRs (Rights to MSRs). Because we have retained legal title to the MSRs, the sales of Rights to MSRs are accounted for as financings. We initially establish the value of the Financing Liability - MSRs Pledged based on the price at which the Rights to MSRs are sold. Thereafter, the carrying value of the Financing Liability - MSRs pledged is adjusted to fair value at each reporting date. We determine fair value by applying the price of the underlying MSRs to the remaining principal balance related to the underlying MSRs. Since we have elected fair value for our portfolio of private-label MSRs, future fair value changes in the Financing Liability - MSRs Pledged will be largely offset by changes in the fair value of the related MSRs.
The more significant assumptions used in determination of the price of the underlying MSRs at September 30, 2015 include:

Weighted average prepayment speed	16.98%
Weighted average delinquency rate	30.75%
Advance financing cost	1 ML plus 3.5%
Interest rate for computing float earnings	1ML
Weighted average discount rate	14.77%
Weighted average cost to service (in dollars)	$341

Significant increases or decreases in these assumptions in isolation would result in a significantly higher or lower fair value
Secured Notes
We issued Ocwen Asset Servicing Income Series (OASIS), Series 2014-1 Notes secured by Ocwen-owned MSRs relating to Freddie Mac mortgages. We accounted for this transaction as a financing. We determine the fair value based on bid prices provided by third parties involved in the issuance and placement of the notes.
Other Secured Borrowings
The carrying value of secured borrowings that bear interest at a rate that is adjusted regularly based on a market index approximates fair value. For other secured borrowings that bear interest at a fixed rate, we determine fair value by discounting the future principal and interest repayments at a market rate commensurate with the risk of the estimated cash flows. For the SSTL, we based the fair values at September 30, 2015 and December 31, 2014 on quoted prices in a market with limited trading activity.
Senior Unsecured Notes
We base the fair value on quoted prices in a market with limited trading activity.
Derivative Financial Instruments
IRLCs represent an agreement to purchase loans from a third-party originator or an agreement to extend credit to a mortgage applicant (locked pipeline), whereby the interest rate is set prior to funding. IRLCs are classified within Level 2 of the valuation hierarchy as the primary component of the price is obtained from observable values of mortgage forwards for loans of similar terms and characteristics. Fair value amounts of IRLCs are adjusted for expected “fallout” (locked pipeline loans not expected to close) using models that consider cumulative historical fallout rates and other factors.
We enter into forward mortgage-backed securities (MBS) trades to provide an economic hedge against changes in the fair value of residential forward and reverse mortgage loans held for sale that we carry at fair value. Forward MBS trades are primarily used to fix the forward sales price that will be realized upon the sale of mortgage loans into the secondary market. Forward contracts are actively traded in the market and we obtained unadjusted market quotes for these derivatives, thus they are classified within Level 1 of the valuation hierarchy.
In addition, we may use interest rate caps to minimize future interest rate exposures on variable rate debt issued on servicing advance financing facilities from increases in one-month LIBOR interest rates. The fair value for interest rate caps is based on counterparty market prices and adjusted for counterparty credit risk.

Note 5 — Fair Value
Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2:	Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability.
We classify assets in their entirety based on the lowest level of input that is significant to the fair value measurement.
The carrying amounts and the estimated fair values of financial instruments and certain nonfinancial assets measured at fair value on a recurring or non-recurring basis or disclosed, but not carried, at fair value are as follows at December 31:

		2014		2013
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Loans held for sale:
Loans held for sale, at fair value (a)	2	$401,120	$401,120	$503,753	$503,753
Loans held for sale, at lower of cost or fair value (b)	3	87,492	87,492	62,907	62,907
Total Loans held for sale		$488,612	$488,612	$566,660	$566,660
Loans held for investment - Reverse mortgages, at fair value (a)	3	$1,550,141	$1,550,141	$618,018	$618,018
Advances and match funded advances (c)	3	3,303,356	3,303,356	3,443,215	3,443,215
Receivables, net (c)	3	270,596	270,596	152,516	152,516
Mortgage-backed securities, at fair value (a)	3	7,335	7,335	—	—

Financial liabilities:
Match funded liabilities (c)	3	$2,090,247	$2,090,247	$2,364,814	$2,364,814
Financing liabilities:
HMBS-related borrowings, at fair value (a)	3	$1,444,252	$1,444,252	$615,576	$615,576
Financing liability - MSRs pledged (a)	3	614,441	614,441	633,804	633,804
Other (c)	3	199,948	189,648	17,593	17,593
Total Financing liabilities		$2,258,641	$2,248,341	$1,266,973	$1,266,973
Other secured borrowings:
Senior secured term loan (c)	2	$1,273,219	$1,198,227	$1,284,901	$1,270,108
Other (c)	3	460,472	460,472	492,768	492,768
Total Other secured borrowings		$1,733,691	$1,658,699	$1,777,669	$1,762,876

Senior unsecured notes (c)	2	$350,000	$321,563	$—	$—

Derivative financial instruments assets (liabilities) (a):
Interest Rate Lock Commitments (IRLCs)	2	$6,065	$6,065	$8,433	$8,433
Forward mortgage-backed securities (MBS) trades	1	(2,854)	(2,854)	6,905	6,905
Interest rate caps	3	567	567	442	442

MSRs:
MSRs, at fair value (a)	3	$93,901	$93,901	$116,029	$116,029
MSRs, at amortized cost (c)	3	1,820,091	2,237,703	1,953,352	2,441,719
Total MSRs		$1,913,992	$2,331,604	$2,069,381	$2,557,748

(a)	Measured at fair value on a recurring basis.

(b)	Measured at fair value on a non-recurring basis.

(c)	Disclosed, but not carried, at fair value.
The following tables present a reconciliation of the changes in fair value of Level 3 assets and liabilities that we measure at fair value on a recurring basis:

Year Ended December 31, 2014	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Mortgage-Backed Securities	Financing Liability - MSRs Pledged	Derivatives	MSRs	Total
Beginning balance	$618,018	$(615,576)	$—	$(633,804)	$442	$116,029	$(514,891)
Purchases, issuances, sales and settlements:
Purchases	—	—	7,677	—	787	—	8,464
Issuances	816,881	(783,009)	—	—	—	—	33,872
Transfer from Loans held for sale, at fair value	110,874	—	—	—	—		110,874
Sales	—	—	—	—	—	—	—
Settlements (1)	(99,923)	47,077	—	19,363	—	—	(33,483)
	827,832	(735,932)	7,677	19,363	787	—	119,727
Total realized and unrealized gains and (losses) (2):
Included in earnings	104,291	(92,744)	(342)	—	(662)	(22,128)	(11,585)
Included in Other comprehensive income	—	—	—	—	—	—	—
	104,291	(92,744)	(342)	—	(662)	(22,128)	(11,585)
Transfers in and / or out of Level 3	—	—	—	—	—	—	—
Ending balance	$1,550,141	$(1,444,252)	$7,335	$(614,441)	$567	$93,901	$(406,749)

Year Ended December 31, 2013	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Financing Liability - MSRs Pledged	Derivatives, net	MSRs	Total
Beginning balance	$—	$—	$(303,705)	$(10,668)	$85,213	$(229,160)
Purchases, issuances, sales and settlements:
Purchases	10,251	(10,179)	—	498	—	570
Issuances	609,555	(604,991)	(417,167)	—	—	(412,603)
Sales	—	—	—	24,156	—	24,156
Settlements	(5,886)	5,440	87,068	(1,241)	—	85,381
	613,920	(609,730)	(330,099)	23,413	—	(302,496)
Total realized and unrealized gains and (losses):
Included in earnings	4,098	(5,846)	—	60	30,816	29,128
Included in Other comprehensive income	—	—	—	(12,363)	—	(12,363)
	4,098	(5,846)	—	(12,303)	30,816	16,765
Transfers in and / or out of Level 3	—	—	—	—	—	—
Ending balance	$618,018	$(615,576)	$(633,804)	$442	$116,029	$(514,891)

Year Ended December 31, 2012	Loans Held for Investment - Reverse Mortgages	HMBS-Related Borrowings	Financing Liability - MSRs Pledged	Derivatives, net	MSRs	Total
Beginning balance	$—	$—	$—	$(16,676)	$—	$(16,676)
Purchases, issuances, sales and settlements:
Purchases	—	—	—	4,946	85,183	90,129
Issuances	—	—	(316,607)	—	—	(316,607)
Sales	—	—	—	(405)	—	(405)
Settlements	—	—	12,902	2,451	—	15,353
	—	—	(303,705)	6,992	85,183	(211,530)
Total realized and unrealized gains and (losses) (2):
Included in earnings	—	—	—	7,331	30	7,361
Included in Other comprehensive income	—	—	—	(8,315)	—	(8,315)
	—	—	—	(984)	30	(954)
Transfers in and / or out of Level 3	—	—	—	—	—	—
Ending balance	$—	$—	$(303,705)	$(10,668)	$85,213	$(229,160)

(1)
In the event of a transfer of servicing to another party related to Rights to MSRs, we are required to reimburse the owner of the Rights to MSRs at predetermined contractual rates for the loss of servicing revenues. Settlements for Financing liability - MSRs pledged for the year ended December 31, 2014 include $2.0 million of such reimbursements.

(2)	Total losses attributable to derivative financial instruments still held at December 31, 2014 and 2012 were $0.7 million and $1.2 million, respectively.
The methodologies that we use and key assumptions that we make to estimate the fair value of financial instruments and other assets and liabilities measured at fair value on a recurring or non-recurring basis and those disclosed, but not carried, at fair value are described below.
Loans Held for Sale
We originate and purchase residential mortgage loans that we intend to sell to the GSEs. We also own residential mortgage loans that are not eligible to be sold to the GSEs due to delinquency or other factors. Residential forward and reverse mortgage loans that we intend to sell to the GSEs are carried at fair value as a result of a fair value election. Such loans are subject to changes in fair value due to fluctuations in interest rates from the closing date through the date of the sale of the loan into the secondary market. These loans are classified within Level 2 of the valuation hierarchy because the primary component of the price is obtained from observable values of mortgage forwards for loans of similar terms and characteristics. We have the ability to access this market, and it is the market into which conventional and government-insured mortgage loans are typically sold.
We repurchase certain loans from Ginnie Mae guaranteed securitizations in connection with loan modifications and loan resolution activity as part of our contractual obligations as the servicer of the loans. These loans are classified as loans held for sale at the lower of cost or fair value, in the case of modified loans, as we expect to redeliver (sell) the loans to new Ginnie Mae guaranteed securitizations. The fair value of these loans is estimated using published forward Ginnie Mae prices. Loans repurchased in connection with loan resolution activities are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables. Because these loans are insured or guaranteed by the FHA or VA, the fair value of these loans represents the net recovery value taking into consideration the insured or guaranteed claim.
For all other loans held for sale, which we report at the lower of cost or fair value, market illiquidity has reduced the availability of observable pricing data. When we enter into an agreement to sell a loan or pool of loans to an investor at a set price, we value the loan or loans at the commitment price. We base the fair value of uncommitted loans on the expected future cash flows discounted at a rate commensurate with the risk of the estimated cash flows.
Loans Held for Investment – Reverse Mortgages
We have elected to measure these loans at fair value. For transferred reverse mortgage loans that do not qualify as sales for accounting purposes, we base the fair value on the expected future cash flows discounted over the expected life of the loans at a rate commensurate with the risk of the estimated cash flows. Significant assumptions include expected prepayment and delinquency rates and cumulative loss curves. The discount rate assumption for these assets is primarily based on an assessment of current market yields on newly originated reverse mortgage loans, expected duration of the asset and current market interest rates.
The more significant assumptions used in the December 31, 2014 valuation include:

•	Life in years ranging from 6.58 to 10.66 (weighted average of 6.98);

•	Conditional repayment rate ranging from 4.82% to 53.75% (weighted average of 19.26%); and

•	Discount rate of 3.19%.
Significant increases or decreases in any of these assumptions in isolation could result in a significantly lower or higher fair value, respectively. The effects of changes in the assumptions used to value the loans held for investment are largely offset by the effects of changes in the assumptions used to value the HMBS-Related Borrowings that are associated with these loans.
Mortgage Servicing Rights
Amortized Cost MSRs
We estimate the fair value of MSRs carried at amortized cost using a process that involves the use of independent third-party valuation experts, supported by commercially available discounted cash flow models and analysis of current market data to arrive at an estimate of fair value.
The significant components of the estimated future cash inflows for MSRs include servicing fees, late fees, float earnings and other ancillary fees. Significant cash outflows include the cost of servicing, the cost of financing servicing advances and compensating interest payments.
Third-party valuation experts generally utilize: (a) transactions involving instruments with similar collateral and risk profiles, adjusted as necessary based on specific characteristics of the asset or liability being valued; and/or (b) industry-standard modeling, such as a discounted cash flow model, in arriving at their estimate of fair value. The prices provided by the valuation experts reflect their observations and assumptions related to market activity, including risk premiums and liquidity adjustments. The models and related assumptions used by the valuation experts are owned and managed by them and, in many cases, the significant inputs used in the valuation techniques are not reasonably available to us. However, we have an understanding of the processes and assumptions used to develop the prices based on our ongoing due diligence, which includes regular discussions with the valuation experts. We believe that the procedures executed by the valuation experts, supported by our internal verification and analytical procedures, provide assurance that the prices used in our Consolidated Financial Statements comply with the accounting guidance for fair value measurements and disclosures and reflect the assumptions that a market participant would use.
We evaluate the reasonableness of our third party experts’ assumptions using historical experience adjusted for prevailing market conditions. The most significant assumptions used are the speed at which mortgages prepay and delinquency experience. Other assumptions used are:

•	Cost of servicing	•	Interest rate used for computing float earnings
•	Discount rate	•	Compensating interest expense
•	Interest rate used for computing the cost of financing servicing advances	•	Collection rate of other ancillary fees
The more significant assumptions used in the December 31, 2014 valuation of our MSRs carried at amortized cost include:

•	Prepayment speeds ranging from 10.97% to 17.54% (weighted average of 14.94%) depending on loan type;

•	Delinquency rates ranging from 6.89% to 31.94% (weighted average of 23.20%) depending on loan type;

•	Interest rate of 1-month LIBOR (1ML) plus a range of 0.00% to 3.50% (for non-Agency) or 5-year Swap (for Agency) for computing the cost of financing servicing advances;

•	Interest rate of 1ML (for non-Agency) or 5-year Swap (for Agency) for computing float earnings; and

•	Discount rates ranging from 9.25% to 15.18% (weighted average of 11.52%)
We perform an impairment analysis based on the difference between the carrying amount and fair value after grouping the underlying loans into the applicable strata. In response to the significant change in the composition of our MSR portfolio as a result of recent acquisitions, our strata are defined as conventional, government-insured and non-Agency (i.e. all private label primary and master serviced loans).
Fair Value MSRs
MSRs carried at fair value are classified within Level 3 of the valuation hierarchy due to the use of third-party valuation expert pricing without adjustment. The fair value of these MSRs is recorded at the mid-point of the range of prices provided by the valuation experts. A change in the valuation inputs utilized by the valuation experts might result in a significantly higher or lower fair value measurement. The value of these MSRs generally tends to diminish in periods of declining interest rates (as prepayments increase) and increase in periods of rising interest rates (as prepayments decrease). Although the level of interest rates is a key driver of prepayment activity, there are other factors that influence prepayments, including home prices, underwriting standards and product characteristics.
The key assumptions (generally unobservable inputs) used in the valuation of these MSRs include:

•	Mortgage prepayment speeds;

•	Delinquency rates; and

•	Discount rates.
The primary assumptions used in the December 31, 2014 valuation include a 9.77% weighted average constant prepayment rate and a discount rate of 9.01%.
Advances
We value advances at their net realizable value, which generally approximates fair value, because advances have no stated maturity, are generally realized within a relatively short period of time and do not bear interest.
Receivables
The carrying value of receivables generally approximates fair value because of the relatively short period of time between their origination and realization.
Mortgage-Backed Securities
Our subordinate and residual securities are not actively traded, and therefore, we estimate the fair value of these securities based on the present value of expected future cash flows from the underlying mortgage pools. We use our best estimate of the key assumptions we believe are used by market participants. We calibrate our internally developed discounted cash flow models for trading activity when appropriate to do so in light of market liquidity levels. Key inputs include expected prepayment rates, delinquency and cumulative loss curves and discount rates commensurate with the risks. Where possible, we use observable inputs in the valuation of our securities. However, the subordinate and residual securities in which we have invested trade infrequently and therefore have few or no observable inputs and little price transparency. Additionally, during periods of market dislocation, the observability of inputs is further reduced.
Discount rates for the subordinate and residual securities are determined based upon an assessment of prevailing market conditions and prices for similar assets. We project the delinquency, loss and prepayment assumptions based on a comparison to actual historical performance curves adjusted for prevailing market conditions.
Match Funded Liabilities
For match funded liabilities that bear interest at a rate that is adjusted regularly based on a market index, the carrying value approximates fair value. For match funded liabilities that bear interest at a fixed rate, we determine fair value by discounting the future principal and interest repayments at a market rate commensurate with the risk of the estimated cash flows. We estimate principal repayments of match funded liabilities during the amortization period based on our historical advance collection rates and taking into consideration any plans to refinance the notes. At December 31, 2014 and 2013, the interest on all borrowings under match funded facilities was based on a variable rate adjusted regularly using a market index, and therefore, the carrying value approximates fair value.
Financing Liabilities
HMBS-Related Borrowings
We have elected to measure these borrowings at fair value. We recognize the proceeds from the transfer of reverse mortgages as a secured borrowing that we account for at fair value. These borrowings are not actively traded, and therefore, quoted market prices are not available. We determine fair value by discounting the future principal and interest repayments over the estimated life of the borrowing at a market rate commensurate with the risk of the estimated cash flows. Significant assumptions include prepayments, discount rate and borrower mortality rates for reverse mortgages. The discount rate assumption for these liabilities is based on an assessment of current market yields for newly issued HMBS, expected duration and current market interest rates.
The more significant assumptions used in the December 31, 2014 valuation include:

•	Life in years ranging from 4.94 to 10.66 (weighted average of 5.63);

•	Conditional repayment rate ranging from 4.82% to 53.75% (weighted average of 19.26%); and

•	Discount rate of 2.39%.
Significant increases or decreases in any of these assumptions in isolation would result in a significantly higher or lower fair value.
MSRs Pledged
We periodically sell to Rights to MSRs and the related servicing advances. Because we have retained legal title to the MSRs, the sales of Rights to MSRs are accounted for as financings. We initially establish the value of the Financing Liability - MSRs Pledged based on the price at which the Rights to MSRs are sold. Thereafter, the carrying value of the Financing Liability - MSRs pledged is adjusted to fair value at each reporting date. We determine fair value by applying the price of the underlying MSRs to the remaining principal balance related to the underlying MSRs. Significant assumptions used in determination of the price of the underlying MSRs include expected prepayment speeds of 13.5% to 24.8%, delinquency rates of 30.3% to 35.1% and a discount rate of 15.4%. Significant increases or decreases in these assumptions in isolation would result in a significantly higher or lower fair value.
Secured Notes
We issued Ocwen Asset Servicing Income Series (OASIS), Series 2014-1 Notes secured by Ocwen-owned MSRs relating to Freddie Mac mortgages. We accounted for this transaction as a financing. We determine the fair value based on bid prices provided by third parties involved in the issuance and placement of the notes.
Other Secured Borrowings
The carrying value of secured borrowings that bear interest at a rate that is adjusted regularly based on a market index approximates fair value. For other secured borrowings that bear interest at a fixed rate, we determine fair value by discounting the future principal and interest repayments at a market rate commensurate with the risk of the estimated cash flows. For the SSTL, we based the fair value at December 31, 2014 on quoted prices in a market with limited trading activity.
Senior Unsecured Notes
We base the fair value on quoted prices in a market with limited trading activity.
Derivative Financial Instruments
IRLCs represent an agreement to purchase loans from a third-party originator or an agreement to extend credit to a mortgage applicant (locked pipeline), whereby the interest rate is set prior to funding. IRLCs are classified within Level 2 of the valuation hierarchy as the primary component of the price is obtained from observable values of mortgage forwards for loans of similar terms and characteristics. Fair value amounts of IRLCs are adjusted for expected “fallout” (locked pipeline loans not expected to close) using models that consider cumulative historical fallout rates and other factors.
We enter into forward MBS trades to provide an economic hedge against changes in fair value of residential forward and reverse mortgage loans held for sale that we carry at fair value. Forward MBS trades are primarily used to fix the forward sales price that will be realized upon the sale of mortgage loans into the secondary market. Forward contracts are actively traded in the market and we obtained unadjusted market quotes for these derivatives, thus they are classified within Level 1 of the valuation hierarchy.
We previously entered into derivative contracts that included interest rate swaps, U.S. Treasury futures and forward contracts to hedge against the effects of changes in the value of the MSRs which we carry at fair value. Effective April 1, 2013, we modified our strategy for managing the risks of the underlying loan portfolios and no longer use derivative contracts to hedge against the effects of changes in the value of MSRs which we carry at fair value. The fair value of interest rate swaps were based upon projected short-term interest rates and volatility based on published market based sources, a Level 3 valuation. Because futures and forward contracts are actively traded in the market, they are classified within Level 1 of the valuation hierarchy.
We may execute interest rate swaps to hedge against the effects of changes in interest rates on our borrowings under advance funding facilities. These derivatives are not exchange-traded, and therefore, quoted market prices or other observable inputs are not available. Fair value is based on information provided by third-party pricing sources. Third-party valuations are derived from proprietary models based on inputs that include yield curves and contractual terms such as fixed interest rates and payment dates. Although we have not adjusted the information obtained from the third-party pricing sources, we review this information to ensure that it provides a reasonable basis for estimating fair value. Our review is designed to identify information that appears stale, information that has changed significantly from the prior period and other indicators that the information may not be accurate. For interest rate contracts, significant increases or decreases in the unobservable portion of the yield curves in isolation will result in substantial changes in the fair value measurement. We terminated our outstanding interest rate swaps on May 31, 2013.
In addition, we may use interest rate caps to minimize future interest rate exposures on variable rate debt issued on servicing advance facilities from increases in one-month LIBOR interest rates. The fair value for interest rate caps is based on counterparty market prices and adjusted for counterparty credit risk.